Borrowings - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended					12 Months Ended
	Feb. 01, 2024 CNY (¥) shares	Feb. 01, 2024 USD ($) shares	Jan. 15, 2021 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Nov. 30, 2024 CNY (¥) shares	Nov. 30, 2024 USD ($) shares	Nov. 30, 2020 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jan. 31, 2021 USD ($) $ / shares	Feb. 28, 2019 USD ($)
Borrowings
Short-term borrowings				¥ 5,729,561					¥ 5,729,561		¥ 5,085,411				$ 784,947
Convertible notes				8,166,996					8,166,996		11,575,725
Repayment of outstanding amount									3,302,213	$ 452,401	3,387,648	¥ 1,202,365
Derecognized tresury stock									(902,829)
Facility amount				73,772,832					73,772,832		64,464,118
Current portion of asset-backed securities and notes				0					0		278,823
Non-current portion of asset-backed securities and notes				0					0		0
Non-collateral based bank
Borrowings
Facility amount				15,441,290					15,441,290		16,348,270
Collateral-based bank
Borrowings
Facility amount				58,331,542					58,331,542		48,115,848
Additional Paid in Capital
Borrowings
Settlement of capped call options and zero strike call options (Note 12 (iii))									709,490
Derecognized tresury stock									¥ 1,311,200
Treasury Shares
Borrowings
Repayment of outstanding amount	¥ 1,168,732
Settlement of capped call options and zero strike call options | shares	13,404,825	13,404,825							13,404,825	13,404,825
Settlement of capped call options and zero strike call options (Note 12 (iii))	¥ 709,490								¥ (709,490)
Derecognized tresury stock									(2,214,029)
Borrowings | Non-collateral based bank
Borrowings
Facility amount				7,104,500					7,104,500		5,492,800
Letters of Guarantee | Non-collateral based bank
Borrowings
Facility amount				2,537,005					2,537,005		1,201,226
Letters of Guarantee | Collateral-based bank
Borrowings
Facility amount				2,058,607					2,058,607		2,588,913
Banker's acceptance | Non-collateral based bank
Borrowings
Facility amount				330,000					330,000		250,000
Banker's acceptance | Collateral-based bank
Borrowings
Facility amount				16,658,660					16,658,660		14,713,855
Letter of Credit | Collateral-based bank
Borrowings
Facility amount											0
Asset pledged
Borrowings
Short-term investments pledged to secure short-term bank borrowings				0					0		354,135
Short Term Borrowings At December 2023
Borrowings
Short-term borrowings											¥ 4,783,000
Short Term Borrowings At December 2023 | Maximum
Borrowings
Short-term debt, interest rate (as a percent)											2.95%
Short Term Borrowings At December 2023 | Minimum
Borrowings
Short-term debt, interest rate (as a percent)											2.35%
Short Term Borrowings At December 2024
Borrowings
Short-term borrowings				4,490,000					¥ 4,490,000
Short Term Borrowings At December 2024 | Maximum
Borrowings
Short-term debt, interest rate (as a percent)									2.60%	2.60%
Short Term Borrowings At December 2024 | Minimum
Borrowings
Short-term debt, interest rate (as a percent)									2.10%	2.10%
Convertible notes
Borrowings
Convertible senior notes | $																							$ 650,000
Additional convertible senior notes | $																							$ 100,000
Interest rate												0.50%									0.50%		4.50%
Aggregate principal amount converted | $								$ 7
Convertible notes | Class A Ordinary Shares
Borrowings
Shares issued upon conversion | shares								735
Convertible notes | American Depositary Shares
Borrowings
Conversion price | $ / shares																			$ 11.12	$ 11.12		$ 93.06
Convertible Notes 2024
Borrowings
Convertible notes											¥ 1,165,244
Repayment of outstanding amount | $		$ 164,520
Convertible Senior Notes Due 2024
Borrowings
Convertible senior notes | $															578,902
Aggregate principal amount converted | $			$ 581,685
Shares issued upon conversion | shares			62,192,017
Conversion premium | $			$ 56,359												56,359
Convertible Senior Notes Due 2026
Borrowings
Convertible senior notes				6,534					¥ 6,534
Aggregate principal amount of notes | $																						$ 750,000
Portion of notes repurchased											1,801,685	¥ 1,317,106				¥ 2,122,155	$ 298,689	$ 253,762			$ 190,962
Convertible Senior Notes Due 2026 | American Depositary Shares
Borrowings
Percentage of principal amount of notes to be repurchased for repurchase price																						100.00%
Convertible Senior Notes Due 2027
Borrowings
Convertible senior notes				2,706,285					2,706,285
Aggregate principal amount converted | $					$ 127,090		$ 127,090
Convertible notes				2,706,285					2,706,285
Aggregate principal amount of notes | $																						$ 750,000
Portion of notes repurchased											1,719,944							$ 242,249
Conversion rate principle amount | $					$ 1,000		$ 1,000
Convertible Senior Notes Due 2027 | Subsequent event
Borrowings
Portion of notes repurchased													¥ 2,712,412	$ 378,312
Convertible Senior Notes Due 2027 | Additional Paid in Capital
Borrowings
Derecognized tresury stock				1,311,200		¥ 1,311,200
Convertible Senior Notes Due 2027 | Treasury Shares
Borrowings
Derecognized tresury stock				¥ 2,214,029		¥ 2,214,029
Convertible Senior Notes Due 2027 | ASU 2020-06
Borrowings
Long-term borrowings | $															26,340
Convertible Senior Notes Due 2027 | American Depositary Shares
Borrowings
Shares issued upon conversion | shares				27,690,071	27,690,071	27,690,071	27,690,071
Convertible Senior Notes Due 2027 | Maximum | American Depositary Shares
Borrowings
Conversion rates				227.6	227.6	227.6	227.6
Convertible Senior Notes Due 2027 | Minimum | American Depositary Shares
Borrowings
Conversion rates				207	207	207	207
Convertible Senior Notes, Due 2029
Borrowings
Interest rate																				3.875%
Aggregate principal amount of notes | $																				$ 575,000
Convertible Senior Notes, Due 2029 | American Depositary Shares
Borrowings
Percentage of principal amount of notes to be repurchased for repurchase price																				100.00%
Convertible Senior Notes, Due 2030
Borrowings
Interest rate																			4.625%
Aggregate principal amount of notes | $																			$ 575,000
Convertible Senior Notes, Due 2030 | American Depositary Shares
Borrowings
Percentage of principal amount of notes to be repurchased for repurchase price																			100.00%
Convertible Senior Notes Due 2029 and 2030 | ASU 2020-06
Borrowings
Convertible senior notes				¥ 8,160,462					8,160,462		¥ 8,023,401
Long-term borrowings | $															$ 17,855
Capped Call Transactions and Zero-Strike Call Transactions
Borrowings
Shares issued upon conversion | shares			16,402,643
Interest expense, debt									¥ 1,849,600